Available for Sale Investments, at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Proceeds from sale of available for sale securities	$ 31,232	$ 12,445	$ 4,022
Loss on available-for-sale securities	$ 9